Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure of information about consolidated structured entities [line items]
Fair Value Measurements [Table Text Block]

Note 8 - Fair Value Measurements

The Public Warrants and Private Placement Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Public Warrants and Private Placement Warrants are recorded in the consolidated statements of operations each period.

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account	$324,102,812	$-	$-	$324,102,812
	$324,102,812	$-	$-	$324,102,812
Liabilities:
Public Warrants	$8,855,000	$-	$-	$8,855,000
Private Placement Warrants	-	7,133,000	-	7,133,000
Total liabilities	$8,855,000	$7,133,000	$-	$15,988,000

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Assets
Marketable securities held in Trust Account	$319,421,010	$-	$-	$319,421,010
	$319,421,010	$-	$-	$319,421,010
Liabilities:
Public Warrants	$14,959,333	$-	$-	$14,959,333
Private Placement Warrants	-	-	12,402,426	12,402,426
Total liabilities	$14,959,333	$-	$12,402,426	$27,361,759

The fair value of the Public Warrants issued in connection with the Initial Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and Black-Scholes model respectively, both Level 3 measurements. On October 1, 2021, the Public Warrants surpassed the 52-day threshold waiting period to be publicly traded in accordance with the final prospectus filed August 12, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 fair value liability. As such, as of December 31, 2022 and 2021, the Company classified the Public Warrants as Level 1. The estimated fair value of the Private Placement Warrants was determined using Level 3 inputs. Inherent in a Monte Carlo simulation and Black-Scholes Models are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of its Class A ordinary shares warrants based on implied volatility from the Company's traded warrants and from historical volatility of select peer company's Class A ordinary shares that matches the expected remaining life of the warrants. Significant increases (decreases) in the expected volatility in isolation could result in a significantly higher (lower) fair value measurement. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. On December 31, 2022, the Company elected to value the Private Placement Warrants using the publicly traded price of the Public Warrants due to the proximity to the completion of the Business Combination and the low probability of the price of the Company’s stock exceeding the $18.00 per share threshold mentioned in Note 6. The use of the publicly traded price as an input qualifies the liability for treatment as a Level 2. As such, as of December 31, 2022, the Company classified the Private Placement Warrants as Level 2.There were no other transfers between Levels 1, 2 and 3 for the year ended December 31, 2022.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at December 31, 2021

Input	December 31 2021
Risk-free interest rate	1.35%
Expected term until merger (years)	1.12
Expected term until expiration (years)	6.12
Expected volatility	13.00%
Underlying share price	$9.86
Exercise price	$11.50

The following table presents a summary of the changes in the fair value of the derivative warrant liabilities, based on the Level 3 inputs above:

	Public Warrant Liability	Private Warrant Liability	Total
Fair value, August 13, 2021	$23,718,750	$20,380,000	$44,098,750
Change in fair value	(8,759,417)	(7,977,574)	(16,736,991)
Transfers to level 1	(14,959,333)	-	(14,959,333)
Fair value as of December 31, 2021	-	12,402,426	12,402,426
Change in fair value	-	(5,269,426)	(5,269,426)
Transfers to level 2	-	(7,133,000)	(7,133,000)
Fair value, December 31, 2022	$-	$-	$-